Compensation of the Management Board and the Supervisory Board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key management personnel
Total compensation	€ 3,002	€ 1,297
General Partner
Key management personnel
Total compensation		€ 977